T. ROWE PRICE Moderate Allocation Portfolio
September 30, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.5%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 19
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  23,000 21
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 35
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 90
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.628%, 4/15/35 (1) 250,000 247
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 83
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 18
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 31
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.72%, 7/15/36 (1) 250,000 249
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 63,375 54
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 100,000 100
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  75,000 73
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  50,000 49
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 100,000 96
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 100,000 97
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 52,250 49
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 100,000 93
Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 100
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.747%, 1/23/35 (1) 250,000 248
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 90,223 88
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 73,129 73
Progress Residential Trust
Series 2023-SFR2, Class A
4.50%, 10/17/28 (1) 100,000 94
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  25,000 23
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 38
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 20
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  90,000 88
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 50,000 48
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 39,931 38
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 38,447 37
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 100,000 91
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 19
Total Asset-Backed Securities (Cost
$2,521) 2,444
BOND MUTUAL FUNDS 13.9%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 4.83% (2)(3) 519 6
T. Rowe Price Institutional Emerging
Markets Bond Fund, 7.09% (2)(3) 1,106,585 6,772
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 8.96% (2)(3) 41,708 391
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.23% (2)(3) 1,272,772 9,495
T. Rowe Price International Bond Fund - I
Class, 3.30% (2)(3) 460,044 3,101
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.12% (2)(3) 417,152 3,345

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 4.83% (2)(3) 1,401 7
Total Bond Mutual Funds (Cost $27,267) 23,117
COMMON STOCKS 51.0%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication
Services 0.2%
KT (KRW)  3,538 87
Nippon Telegraph & Telephone (JPY)  273,100 323
410
Entertainment 0.2%
Liberty Media Corp-Liberty Live, Class C (4) 786 25
Netflix (4) 642 243
Sea, ADR (4) 933 41
309
Interactive Media & Services 2.3%
Alphabet, Class A (4) 2,207 289
Alphabet, Class C (4) 18,496 2,439
LY (JPY)  20,900 58
Meta Platforms, Class A (4) 3,349 1,005
NAVER (KRW)  443 66
Tencent Holdings (HKD)  1,000 39
Vimeo (4) 4,881 17
3,913
Media 0.1%
CyberAgent (JPY) (5) 10,500 57
WPP (GBP)  14,840 132
189
Wireless Telecommunication
Services 0.4%
T-Mobile U.S. (4) 4,161 583
Vodafone Group, ADR  9,030 85
668
Total Communication Services 5,489
CONSUMER DISCRETIONARY 5.1%
Automobile Components 0.3%
Autoliv, SDR (SEK)  1,297 125
Denso (JPY)  8,400 135
Dowlais Group (GBP)  22,216 29
Magna International  2,530 135
Stanley Electric (JPY) (5) 2,700 43
467
Automobiles 0.6%
General Motors  1,170 39
Honda Motor (JPY)  4,800 54
Rivian Automotive, Class A (4) 1,961 48
Suzuki Motor (JPY)  2,400 96
Tesla (4) 2,140 535
Toyota Motor (JPY)  14,500 260
1,032
Broadline Retail 1.5%
Alibaba Group Holding, ADR (4) 454 39
Shares/Par $ Value
(Cost and value in $000s)
‡
Amazon.com (4) 17,847 2,269
Kohl's  649 14
Next (GBP)  1,422 126
Ollie's Bargain Outlet Holdings (4) 1,170 90
Savers Value Village (4) 335 6
2,544
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 622 51
Clear Secure, Class A  1,895 36
Duolingo (4) 324 54
Rover Group, Acquisition Date: 8/2/21,
Cost $— (4)(6) 823 —
Service Corp International  1,147 65
Strategic Education  523 39
245
Hotels, Restaurants & Leisure 1.2%
Amadeus IT Group (EUR)  1,651 100
BJ's Restaurants (4) 1,045 25
Booking Holdings (4) 187 577
Cava Group (4) 653 20
Cava Group, Acquisition Date: 6/23/20 -
3/26/21, Cost $25 (4)(6) 2,614 80
Chipotle Mexican Grill (4) 92 169
Chuy's Holdings (4) 780 28
Compass Group (GBP)  8,426 205
DoorDash, Class A (4) 591 47
Dutch Bros, Class A (4) 1,115 26
Hilton Worldwide Holdings  1,300 195
Jack in the Box  238 16
McDonald's  1,277 336
Norwegian Cruise Line Holdings (4) 1,700 28
Papa John's International  1,016 69
Red Rock Resorts, Class A  587 24
Wyndham Hotels & Resorts  447 31
1,976
Household Durables 0.3%
Installed Building Products  148 19
Panasonic Holdings (JPY)  11,100 125
Persimmon (GBP)  4,269 56
Skyline Champion (4) 651 41
Sony Group (JPY)  2,200 180
421
Specialty Retail 0.8%
AutoZone (4) 52 132
Bath & Body Works  700 24
Burlington Stores (4) 482 65
Caleres  889 26
Carvana (4) 960 40
Farfetch, Class A (4) 2,616 6
Five Below (4) 161 26
Floor & Decor Holdings, Class A (4) 122 11
Home Depot  275 83
Kingfisher (GBP)  53,324 145
Monro  989 27
O'Reilly Automotive (4) 199 181
RH (4) 65 17

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ross Stores  973 110
TJX  1,004 89
Ulta Beauty (4) 673 269
Warby Parker, Class A (4) 2,264 30
Zalando (EUR) (4) 1,943 43
1,324
Textiles, Apparel & Luxury Goods 0.3%
Dr. Martens (GBP)  13,255 23
Kering (EUR)  225 102
Lululemon Athletica (4) 235 91
Moncler (EUR)  2,012 116
NIKE, Class B  558 53
Samsonite International (HKD) (4) 21,300 73
Skechers USA, Class A (4) 674 33
491
Total Consumer Discretionary 8,500
CONSUMER STAPLES 3.6%
Beverages 0.6%
Boston Beer, Class A (4) 172 67
Coca-Cola  5,899 330
Coca-Cola Consolidated  38 24
Diageo (GBP)  4,800 177
Heineken (EUR)  1,799 159
Kirin Holdings (JPY)  4,100 57
PepsiCo  891 151
965
Consumer Staples Distribution &
Retail 0.5%
Dollar General  658 70
Seven & i Holdings (JPY)  4,200 164
Target  1,275 141
Walmart  2,601 416
Welcia Holdings (JPY)  1,900 33
824
Food Products 1.2%
Barry Callebaut (CHF)  50 79
General Mills  856 55
Hershey  1,097 219
Kraft Heinz  5,021 169
Mondelez International, Class A  8,773 609
Nestle (CHF)  5,308 601
Post Holdings (4) 546 47
Simply Good Foods (4) 560 19
TreeHouse Foods (4) 474 21
Utz Brands  1,956 26
Wilmar International (SGD)  45,900 125
1,970
Household Products 0.5%
Colgate-Palmolive  4,026 286
Procter & Gamble  3,898 569
855
Personal Care Products 0.6%
BellRing Brands (4) 2,103 87
Kenvue  17,761 357
L'Oreal (EUR)  432 179
Shares/Par $ Value
(Cost and value in $000s)
‡
Oddity Tech, Class A (4) 139 4
Unilever (GBP)  7,005 346
973
Tobacco 0.2%
Philip Morris International  3,820 354
354
Total Consumer Staples 5,941
ENERGY 2.7%
Energy Equipment & Services 0.8%
ChampionX  1,141 41
Expro Group Holdings (4) 1,186 28
Halliburton  11,600 470
Liberty Energy, Class A  2,498 46
NOV  2,574 54
Patterson-UTI Energy  3,071 42
Schlumberger  9,530 556
TechnipFMC  1,205 24
1,261
Oil, Gas & Consumable Fuels 1.9%
Chevron  2,279 384
ConocoPhillips  1,800 216
Devon Energy  1,316 63
Diamondback Energy  1,188 184
DT Midstream  477 25
EQT  11,129 452
Equinor (NOK)  9,288 304
Exxon Mobil  2,364 278
Kimbell Royalty Partners  973 15
Kinder Morgan  8,146 135
Magnolia Oil & Gas, Class A  2,217 51
Range Resources  7,837 254
Shell, ADR  2,558 165
Southwestern Energy (4) 8,544 55
TotalEnergies (EUR)  5,228 344
Williams  7,465 251
3,176
Total Energy 4,437
FINANCIALS 8.6%
Banks 2.6%
ANZ Group Holdings (AUD)  5,299 87
Bank of America  18,682 512
BankUnited  973 22
Blue Foundry Bancorp (4) 655 6
BNP Paribas (EUR)  2,267 144
Cadence Bank  1,348 29
Capitol Federal Financial  3,064 15
Columbia Banking System  1,578 32
CRB Group, Acquisition Date: 4/14/22,
Cost $2 (4)(6)(7) 23 2
CrossFirst Bankshares (4) 1,190 12
DBS Group Holdings (SGD)  4,075 100
Dime Community Bancshares  981 20
DNB Bank (NOK)  11,593 233
Dogwood State Bank, Non-Voting Shares,
Acquisition Date: 5/6/19, Cost $3 (4)(6)(7) 307 6

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $1 (4)(6)(7) 151 3
Dogwood State Bank, Warrants, 5/6/24,
Acquisition Date: 5/6/19, Cost $— (4)(6)(7) 46 —
East West Bancorp  1,473 78
Eastern Bankshares  1,619 20
Equity Bancshares, Class A  621 15
Erste Group Bank (EUR)  1,541 53
FB Financial  891 25
First Bancshares  917 25
Five Star Bancorp  621 12
Grasshopper Bancorp, Acquisition Date:
10/12/18 - 5/2/19, Cost $5 (4)(6)(7) 528 1
Grasshopper Bancorp, Warrants, 10/12/28,
Acquisition Date: 10/12/18, Cost $— (4)(6)
(7) 104 —
HarborOne Bancorp  351 3
HDFC Bank (INR)  6,111 112
Heritage Commerce  2,477 21
Home BancShares  1,202 25
ING Groep (EUR)  19,242 254
Intesa Sanpaolo (EUR)  28,108 72
JPMorgan Chase  5,772 837
Kearny Financial  1,315 9
Live Oak Bancshares  1,060 31
Lloyds Banking Group (GBP)  197,953 106
Mitsubishi UFJ Financial Group (JPY)  18,400 156
National Bank of Canada (CAD)  2,649 176
Origin Bancorp  1,005 29
Pacific Premier Bancorp  925 20
Pinnacle Financial Partners  603 40
PNC Financial Services Group  1,285 158
Popular  340 21
SouthState  651 44
Standard Chartered (GBP)  8,508 78
Sumitomo Mitsui Trust Holdings (JPY)  1,635 62
Svenska Handelsbanken, Class A (SEK)  15,742 140
Texas Capital Bancshares (4) 446 26
U.S. Bancorp  599 20
United Overseas Bank (SGD)  7,600 158
Veritex Holdings  992 18
Wells Fargo  6,544 267
Western Alliance Bancorp  583 27
4,362
Capital Markets 1.1%
Bridgepoint Group (GBP)  17,043 40
Brookfield (CAD)  2,900 91
Cboe Global Markets  1,444 226
Charles Schwab  2,785 153
CME Group  470 94
Goldman Sachs Group  1,163 376
Julius Baer Group (CHF)  1,871 120
LPL Financial Holdings  1,030 245
Macquarie Group (AUD)  906 97
Morgan Stanley  1,091 89
MSCI  49 25
P10, Class A  1,936 22
S&P Global  263 96
Shares/Par $ Value
(Cost and value in $000s)
‡
StepStone Group, Class A  1,130 36
TMX Group (CAD)  1,330 29
XP, Class A  2,236 51
1,790
Consumer Finance 0.1%
American Express  1,289 192
Encore Capital Group (4) 472 22
PRA Group (4) 966 19
233
Financial Services 2.0%
Adyen (EUR) (4) 72 53
Affirm Holdings (4) 682 15
ANT Group, Acquisition Date: 8/14/23,
Cost $22 (4)(6)(7) 22,161 22
Berkshire Hathaway, Class B (4) 1,856 650
Challenger (AUD)  8,977 37
Corebridge Financial  3,715 73
Element Fleet Management (CAD)  11,738 169
Essent Group  212 10
Fiserv (4) 3,461 391
FleetCor Technologies (4) 326 83
Mastercard, Class A  1,288 510
Mitsubishi HC Capital (JPY)  10,200 68
PennyMac Financial Services  1,068 71
Toast, Class A (4) 1,462 27
Visa, Class A  5,067 1,166
3,345
Insurance 2.8%
AIA Group (HKD)  18,600 150
Allstate  2,762 308
Assurant  471 68
AXA (EUR)  10,111 300
Axis Capital Holdings  1,167 66
Chubb  2,791 581
Definity Financial (CAD)  1,801 50
First American Financial  542 31
Hanover Insurance Group  367 41
Hartford Financial Services Group  3,039 215
Kemper  546 23
Marsh & McLennan  696 132
MetLife  9,032 568
Munich Re (EUR)  893 348
Ping An Insurance Group, Class H (HKD)  7,000 40
Progressive  4,022 560
Sampo, Class A (EUR)  3,936 170
Selective Insurance Group  1,009 104
Storebrand (NOK)  14,124 115
Sun Life Financial (CAD)  3,284 160
Tokio Marine Holdings (JPY)  7,900 183
Travelers  1,188 194
White Mountains Insurance Group  14 21
Zurich Insurance Group (CHF)  424 194
4,622
Total Financials 14,352

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 7.7%
Biotechnology 0.9%
Agios Pharmaceuticals (4) 415 10
Amgen  1,404 377
Apellis Pharmaceuticals (4) 1,076 41
Arcellx (4) 374 13
Argenx, ADR (4) 132 65
Ascendis Pharma, ADR (4) 479 45
Avid Bioservices (4) 1,759 17
Blueprint Medicines (4) 656 33
Bridgebio Pharma, Acquisition Date:
9/25/23, Cost $12 (4)(6) 445 11
Cerevel Therapeutics Holdings (4) 530 12
Crinetics Pharmaceuticals (4) 675 20
CRISPR Therapeutics (4) 280 13
Cytokinetics (4) 551 16
Generation Bio (4) 997 4
Genmab (DKK) (4) 168 59
HilleVax (4) 360 5
Icosavax (4) 852 7
Immatics (4) 704 8
Insmed (4) 2,072 52
Ionis Pharmaceuticals (4) 708 32
Karuna Therapeutics (4) 235 40
Kymera Therapeutics (4) 237 3
MacroGenics (4) 1,250 6
MoonLake Immunotherapeutics (4) 380 22
Morphic Holding (4) 163 4
MorphoSys, ADR (4) 2,191 15
Nkarta (4) 987 1
Prothena (4) 319 15
RAPT Therapeutics (4) 457 8
Regeneron Pharmaceuticals (4) 353 290
Relay Therapeutics (4) 422 4
Repare Therapeutics (4) 373 4
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (4)(6) 87 —
Vaxcyte (4) 465 24
Vertex Pharmaceuticals (4) 651 226
Verve Therapeutics (4) 517 7
Xencor (4) 733 15
Zentalis Pharmaceuticals (4) 483 10
1,534
Health Care Equipment & Supplies 1.1%
Alcon (CHF)  1,072 83
Align Technology (4) 63 19
Becton Dickinson & Company  643 166
Elekta, Class B (SEK)  10,172 69
EssilorLuxottica (EUR)  684 119
GE Healthcare Technologies  2,369 161
ICU Medical (4) 292 35
Intuitive Surgical (4) 946 277
Koninklijke Philips (EUR) (4) 5,946 119
Masimo (4) 413 36
Medtronic  1,320 103
Neogen (4) 2,089 39
Outset Medical (4) 1,424 15
Shares/Par $ Value
(Cost and value in $000s)
‡
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (4)(6)(7) 3,864 2
Penumbra (4) 31 7
PROCEPT BioRobotics (4) 1,469 48
QuidelOrtho (4) 479 35
Siemens Healthineers (EUR)  3,214 163
STERIS  693 152
Stryker  398 109
Teleflex  107 21
1,778
Health Care Providers & Services 2.3%
Alignment Healthcare (4) 2,836 20
Cencora  3,381 609
dentalcorp Holdings (CAD) (4)(5) 1,237 5
Elevance Health  2,123 924
Fresenius (EUR)  3,701 115
Guardant Health (4) 645 19
HCA Healthcare  613 151
Humana  539 262
Molina Healthcare (4) 922 302
NeoGenomics (4) 2,493 31
Pennant Group (4) 661 7
Privia Health Group (4) 2,086 48
Quest Diagnostics  1,320 161
Tenet Healthcare (4) 1,125 74
U.S. Physical Therapy  326 30
UnitedHealth Group  2,166 1,092
3,850
Health Care Technology 0.0%
Certara (4) 1,103 16
Veeva Systems, Class A (4) 232 47
63
Life Sciences Tools & Services 0.9%
10X Genomics, Class A (4) 465 19
Adaptive Biotechnologies (4) 492 3
Agilent Technologies  1,173 131
Bruker  895 56
Danaher  1,335 331
Evotec (EUR) (4) 2,180 43
Olink Holding, ADR (4) 905 13
Pacific Biosciences of California (4) 3,148 26
Repligen (4) 97 16
Sotera Health (4) 1,262 19
Thermo Fisher Scientific  1,576 798
1,455
Pharmaceuticals 2.5%
Astellas Pharma (JPY)  15,300 212
AstraZeneca, ADR  7,822 530
Bayer (EUR)  2,863 137
Catalent (4) 695 32
Eli Lilly  1,573 845
GSK, ADR  2,853 103
Johnson & Johnson  1,378 215
Merck  4,655 479
Novartis (CHF)  3,177 324
Novo Nordisk, Class B (DKK)  2,792 254

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Otsuka Holdings (JPY)  2,600 92
Pfizer  4,900 163
Roche Holding (CHF)  1,117 305
Sanofi (EUR)  3,407 366
Structure Therapeutics, ADR (4) 473 24
Ventyx Biosciences (4) 275 10
Zoetis  635 110
4,201
Total Health Care 12,881
INDUSTRIALS & BUSINESS
SERVICES 5.7%
Aerospace & Defense 0.6%
Bombardier, Class B (CAD) (4) 343 12
Cadre Holdings  516 14
General Dynamics  1,760 389
L3Harris Technologies  854 149
Melrose Industries (GBP)  22,519 128
Northrop Grumman  155 68
Safran (EUR)  961 151
TransDigm Group (4) 55 46
957
Building Products 0.3%
AZZ  1,100 50
Carrier Global  5,663 312
CSW Industrials  262 46
Zurn Elkay Water Solutions  1,272 36
444
Commercial Services & Supplies 0.1%
Casella Waste Systems, Class A (4) 519 40
Cintas  72 35
Rentokil Initial (GBP)  6,239 46
Stericycle (4) 615 27
Tetra Tech  191 29
VSE  501 25
202
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (4) 341 14
Worley (AUD)  11,241 125
139
Electrical Equipment 0.7%
ABB (CHF)  5,844 208
AMETEK  2,653 392
Hubbell  120 38
Legrand (EUR)  1,748 161
Mitsubishi Electric (JPY)  13,500 167
Prysmian (EUR)  3,625 145
Thermon Group Holdings (4) 475 13
1,124
Ground Transportation 0.8%
Central Japan Railway (JPY)  3,000 73
Convoy, Warrants, 3/15/33, Acquisition
Date: 3/24/23, Cost $— (4)(6)(7) 94 —
CSX  17,596 541
Landstar System  171 30
Norfolk Southern  500 99
Shares/Par $ Value
(Cost and value in $000s)
‡
Old Dominion Freight Line  685 280
Saia (4) 201 80
Union Pacific  1,101 224
1,327
Industrial Conglomerates 0.9%
DCC (GBP)  1,458 82
General Electric  3,920 433
Honeywell International  1,260 233
Roper Technologies  291 141
Siemens (EUR)  3,941 563
1,452
Machinery 1.3%
ATS (4) 197 8
Caterpillar  280 76
Crane  252 22
Cummins  1,828 418
Deere  120 45
Dover  263 37
Enerpac Tool Group  1,696 45
EnPro Industries  221 27
Esab  378 27
ESCO Technologies  354 37
Federal Signal  1,093 65
Graco  518 38
Helios Technologies  715 40
IDEX  1,280 266
Ingersoll Rand  1,797 114
John Bean Technologies  414 43
KION Group (EUR)  1,849 71
Marel (ISK)  2,004 6
Mueller Water Products, Class A  2,659 34
RBC Bearings (4) 309 72
Sandvik (SEK)  5,641 104
SMC (JPY)  100 45
SPX Technologies (4) 745 61
THK (JPY)  2,800 51
Toro  341 28
Veralto (4)(8) 31 3
Westinghouse Air Brake Technologies  3,538 376
2,159
Passenger Airlines 0.0%
Allegiant Travel  323 25
25
Professional Services 0.5%
Booz Allen Hamilton Holding  1,928 211
Broadridge Financial Solutions  957 171
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $4 (4)(6)(7) 594 3
Clarivate (4) 3,131 21
Legalzoom.com (4) 1,225 13
Parsons (4) 1,047 57
Paycor HCM (4) 1,760 40
Recruit Holdings (JPY)  3,500 107
TechnoPro Holdings (JPY)  4,000 87
Teleperformance (EUR)  499 63

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Verisk Analytics  624 148
921
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)  2,210 134
Beacon Roofing Supply (4) 635 49
Bunzl (GBP)  2,522 90
Mitsubishi (JPY)  2,500 119
Rush Enterprises, Class A  828 34
SiteOne Landscape Supply (4) 433 71
Sumitomo (JPY) (5) 6,700 133
630
Total Industrials & Business Services 9,380
INFORMATION TECHNOLOGY 10.7%
Communications Equipment 0.1%
Infinera (4) 1,348 6
Telefonaktiebolaget LM Ericsson, Class B
(SEK) (5) 23,581 115
121
Electronic Equipment, Instruments &
Components 0.6%
Amphenol, Class A  3,040 255
CTS  812 34
Hamamatsu Photonics (JPY)  2,000 84
Largan Precision (TWD)  1,000 66
Littelfuse  195 48
Mirion Technologies (4) 5,046 38
Murata Manufacturing (JPY)  6,300 115
Napco Security Technologies  689 15
Novanta (4) 229 33
Omron (JPY)  1,200 54
PAR Technology (4) 1,770 68
TE Connectivity  1,209 149
Teledyne Technologies (4) 175 72
Vontier  1,250 39
1,070
IT Services 0.4%
Accenture, Class A  519 160
MongoDB (4) 297 103
NTT Data Group (JPY) (5) 14,300 191
ServiceTitan, Acquisition Date: 11/9/18 -
5/4/21, Cost $1 (4)(6)(7) 26 2
Shopify, Class A (4) 1,775 97
Snowflake, Class A (4) 231 35
Themis Solutions, Acquisition Date:
4/14/21, Cost $2 (4)(6)(7) 110 2
590
Semiconductors & Semiconductor
Equipment 4.1%
Advanced Micro Devices (4) 1,002 103
Analog Devices  1,694 297
Applied Materials  3,314 459
ASML Holding (EUR)  541 319
ASML Holding  320 188
Broadcom  468 389
Credo Technology Group Holding (4) 1,391 21
Entegris  672 63
Shares/Par $ Value
(Cost and value in $000s)
‡
KLA  553 254
Lam Research  385 241
Lattice Semiconductor (4) 850 73
MACOM Technology Solutions Holdings (4) 627 51
Marvell Technology  876 47
Micron Technology  6,590 448
Monolithic Power Systems  214 99
NVIDIA  4,365 1,899
NXP Semiconductors  3,630 726
Onto Innovation (4) 511 65
QUALCOMM  950 105
Renesas Electronics (JPY) (4) 5,100 78
SiTime (4) 142 16
Taiwan Semiconductor Manufacturing
(TWD)  22,219 362
Taiwan Semiconductor Manufacturing, ADR  674 59
Texas Instruments  2,162 344
Tokyo Electron (JPY)  1,000 137
6,843
Software 3.6%
Adobe (4) 107 55
Agilysys (4) 471 31
Amplitude, Class A (4) 2,582 30
Atlassian, Class A (4) 342 69
BILL Holdings (4) 543 59
Braze, Class A (4) 254 12
Cadence Design Systems (4) 780 183
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (4)(6)(7) 20 21
Confluent, Class A (4) 829 25
Crowdstrike Holdings, Class A (4) 192 32
Datadog, Class A (4) 345 31
Descartes Systems Group (4) 848 62
DoubleVerify Holdings (4) 1,766 49
Envestnet (4) 601 26
Five9 (4) 811 52
Fortinet (4) 296 17
Gusto, Acquisition Date: 10/4/21,
Cost $10 (4)(6)(7) 364 6
Intuit  448 229
Manhattan Associates (4) 174 34
Microsoft  12,760 4,029
Salesforce (4) 280 57
SAP (EUR)  1,698 220
ServiceNow (4) 734 410
Socure, Acquisition Date: 12/22/21,
Cost $2 (4)(6)(7) 117 1
Synopsys (4) 507 233
Workiva (4) 568 58
6,031
Technology Hardware, Storage &
Peripherals 1.9%
Apple  16,921 2,897
Samsung Electronics (KRW)  4,547 230
3,127
Total Information Technology 17,782

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 1.7%
Chemicals 0.9%
Air Liquide (EUR)  1,068 180
Akzo Nobel (EUR)  1,500 108
Asahi Kasei (JPY)  10,600 67
BASF (EUR)  1,990 90
Covestro (EUR) (4) 2,108 113
Element Solutions  4,622 91
HB Fuller  293 20
Johnson Matthey (GBP)  3,760 74
Linde  1,276 475
Nutrien  1,711 106
Quaker Chemical  257 41
Sherwin-Williams  327 83
Tosoh (JPY) (5) 1,000 13
Umicore (EUR)  3,197 76
1,537
Construction Materials 0.0%
Martin Marietta Materials  118 49
49
Containers & Packaging 0.0%
Amcor, CDI (AUD)  3,916 36
36
Metals & Mining 0.7%
Antofagasta (GBP)  6,440 112
BHP Group (AUD)  3,372 95
BHP Group (GBP)  4,806 136
Compass Minerals International  397 11
Constellium (4) 3,252 59
ERO Copper (CAD) (4) 907 16
Franco-Nevada  410 55
Freeport-McMoRan  3,150 118
Haynes International  661 31
IGO (AUD)  25,465 204
South32 (AUD)  31,130 67
Southern Copper  2,501 188
Wheaton Precious Metals  1,950 79
1,171
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  8,341 104
West Fraser Timber (CAD)  232 17
121
Total Materials 2,914
REAL ESTATE 1.0%
Health Care Real Estate Investment
Trusts 0.0%
Community Healthcare Trust, REIT  467 14
14
Industrial Real Estate Investment
Trusts 0.2%
EastGroup Properties, REIT  529 88
Prologis, REIT  901 101
Rexford Industrial Realty, REIT  1,000 50
Shares/Par $ Value
(Cost and value in $000s)
‡
Terreno Realty, REIT  411 23
262
Office Real Estate Investment
Trusts 0.0%
Great Portland Estates (GBP)  9,297 47
47
Real Estate Management &
Development 0.2%
Altus Group (CAD) (5) 587 20
DigitalBridge Group  1,063 19
FirstService  682 99
Mitsui Fudosan (JPY)  7,700 170
Tricon Residential  3,441 25
333
Residential Real Estate Investment
Trusts 0.2%
Equity LifeStyle Properties, REIT  3,724 237
Flagship Communities REIT  659 10
Independence Realty Trust, REIT  2,093 30
277
Retail Real Estate Investment
Trusts 0.1%
Scentre Group (AUD)  55,778 88
88
Specialized Real Estate Investment
Trusts 0.3%
CubeSmart, REIT  1,283 49
Extra Space Storage, REIT  447 54
Public Storage, REIT  1,276 336
Weyerhaeuser, REIT  3,613 111
550
Total Real Estate 1,571
UTILITIES 0.9%
Electric Utilities 0.6%
Constellation Energy  4,866 531
Evergy  1,037 53
FirstEnergy  1,239 42
IDACORP  545 51
MGE Energy  295 20
NextEra Energy  2,979 171
NRG Energy  1,200 46
Southern  1,720 111
1,025
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  10,500 36
Chesapeake Utilities  452 44
ONE Gas  271 19
Southwest Gas Holdings  885 53
152
Independent Power & Renewable
Electricity Producers 0.0%
Electric Power Development (JPY)  4,200 68
NextEra Energy Partners  617 18
86

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities 0.2%
Ameren  335 25
Engie (EUR)  15,567 239
National Grid (GBP)  13,083 156
420
Water Utilities 0.0%
California Water Service Group  667 32
32
Total Utilities 1,715
Total Miscellaneous Common
Stocks  0.1% (9) 106
Total Common Stocks (Cost $55,106) 85,068
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date:
3/24/23, Cost $1 (4)(6)(7) 653 1
Total Convertible Bonds (Cost $1) 1
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10 (4)(6)(7) 1,674 2
Total Consumer Discretionary 2
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $14 (4)(6)
(7) 733 4
Total Consumer Staples 4
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $9 (4)(6)(7) 81 6
Total Financials 6
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition
Date: 8/14/20, Cost $5 (4)(6)(7) 1,752 9
Caris Life Sciences, Series D, Acquisition
Date: 5/11/21, Cost $7 (4)(6)(7) 895 5
14
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $5 (4)(6)(7) 5,305 5
5
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10 (4)(6)(7) 4,107 5
5
Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22,
Cost $5 (4)(6)(7) 413 4
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6 (4)(6)(7) 636 2
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7 (4)(6)(7) 524 32
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $11 (4)(6)(7) 237 14
52
Total Health Care 76
INDUSTRIALS & BUSINESS
SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition
Date: 3/24/21, Cost $6 (4)(6)(7) 126 4
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (4)(6)(7) 1,914 10
14
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $5 (4)(6)(7) 445 5
FLEXE, Series D, Acquisition Date: 4/7/22,
Cost $3 (4)(6)(7) 138 1
6
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (4)(6)(7) 252 1
1
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $9 (4)(6)(7) 1,241 4
Convoy, Series D, Acquisition Date:
10/30/19, Cost $10 (4)(6)(7) 764 3
7
Professional Services 0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (4)(6)(7) 900 5
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $12 (4)(6)(7) 1,200 6
11
Total Industrials & Business Services 39
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(6)(7) 303 4
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (4)(6)(7) 90 1
ServiceTitan, Series D, Acquisition Date:
11/9/18, Cost $5 (4)(6)(7) 184 13
ServiceTitan, Series F, Acquisition Date:
3/25/21, Cost $1 (4)(6)(7) 10 1
Themis Solutions, Series AA, Acquisition
Date: 4/14/21, Cost $1 (4)(6)(7) 30 1
Themis Solutions, Series AB, Acquisition
Date: 4/14/21, Cost $— (4)(6)(7) 10 —

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series B, Acquisition
Date: 4/14/21, Cost $— (4)(6)(7) 10 —
Themis Solutions, Series E, Acquisition
Date: 4/14/21, Cost $7 (4)(6)(7) 320 6
26
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $11 (4)(6)(7) 192 14
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (4)(6)(7) 411 30
Databricks, Series I, Acquisition Date:
9/14/23, Cost $4 (4)(6)(7) 51 4
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15 (4)(6)(7) 504 8
Nuro, Series C, Acquisition Date: 10/30/20 -
3/2/21, Cost $12 (4)(6)(7) 921 6
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5 (4)(6)(7) 242 1
SecurityScorecard, Series E, Acquisition
Date: 3/5/21, Cost $5 (4)(6)(7) 1,032 5
Seismic Software, Series E, Acquisition
Date: 12/13/18, Cost $7 (4)(6)(7) 1,115 8
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1 (4)(6)(7) 85 1
Socure, Series A, Acquisition Date:
12/22/21, Cost $2 (4)(6)(7) 142 1
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2 (4)(6)(7) 117 1
Socure, Series B, Acquisition Date:
12/22/21, Cost $— (4)(6)(7) 2 —
Socure, Series E, Acquisition Date:
10/27/21, Cost $5 (4)(6)(7) 270 1
80
Total Information Technology 106
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6 (4)(6)(7) 135 6
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $9 (4)(6)(7) 228 5
11
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date:
1/10/22, Cost $6 (4)(6)(7) 201 9
9
Total Materials 20
Total Convertible Preferred Stocks (Cost
$294) 253
CORPORATE BONDS 4.8%
AbbVie, 3.20%, 11/21/29  55,000 49
AbbVie, 4.05%, 11/21/39  25,000 20
AbbVie, 4.70%, 5/14/45  55,000 47
AbbVie, 4.875%, 11/14/48  88,000 77
AerCap Ireland Capital, 3.00%, 10/29/28  160,000 137
Shares/Par $ Value
(Cost and value in $000s)
‡
Alexandria Real Estate Equities, 3.375%,
8/15/31  19,000 16
Ally Financial, 4.75%, 6/9/27  55,000 51
Anheuser-Busch InBev Worldwide, 4.50%,
6/1/50  29,000 24
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  65,000 62
Aon, 2.80%, 5/15/30  15,000 12
AT&T, 3.50%, 9/15/53  105,000 65
Baltimore Gas & Electric, 5.40%, 6/1/53  20,000 18
Bank of America, 3.248%, 10/21/27  70,000 64
Bank of America, VR, 1.898%, 7/23/31 (10) 210,000 160
Bank of America, VR, 1.922%,
10/24/31 (10) 40,000 30
Bank of America, VR, 2.496%, 2/13/31 (10) 105,000 84
Bank of America, VR, 2.592%, 4/29/31 (10) 50,000 40
Bank of America, VR, 3.419%,
12/20/28 (10) 80,000 71
Bank of America, VR, 4.271%, 7/23/29 (10) 65,000 60
Bank of America, VR, 5.819%, 9/15/29 (10) 80,000 79
Barclays, VR, 5.501%, 8/9/28 (10) 200,000 192
BAT Capital, 7.079%, 8/2/43  20,000 19
BAT Capital, 7.081%, 8/2/53  30,000 28
BAT International Finance, 1.668%, 3/25/26  2,000 2
Becton Dickinson & Company, 2.823%,
5/20/30  25,000 21
Becton Dickinson & Company, 3.70%,
6/6/27  33,000 31
Berkshire Hathaway Finance, 2.50%,
1/15/51  60,000 34
Berkshire Hathaway Finance, 2.85%,
10/15/50  25,000 15
Berkshire Hathaway Finance, 3.85%,
3/15/52  20,000 15
BHP Billiton Finance USA, 5.50%, 9/8/53  10,000 9
Boardwalk Pipelines, 3.40%, 2/15/31  28,000 23
Boardwalk Pipelines, 5.95%, 6/1/26  10,000 10
Boeing, 5.04%, 5/1/27  55,000 54
Boeing, 5.805%, 5/1/50  35,000 32
Booz Allen Hamilton, 5.95%, 8/4/33  15,000 15
Boston Gas, 6.119%, 7/20/53 (1) 15,000 14
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 32
Brixmor Operating Partnership, 4.05%,
7/1/30  8,000 7
Brixmor Operating Partnership, 4.125%,
5/15/29  33,000 29
CaixaBank, VR, 6.84%, 9/13/34 (1)(10) 200,000 196
Capital One Financial, 3.65%, 5/11/27  50,000 45
Capital One Financial, 3.75%, 3/9/27  50,000 46
Capital One Financial, VR, 2.359%,
7/29/32 (10) 55,000 38
Capital One Financial, VR, 3.273%,
3/1/30 (10) 25,000 21
Capital One Financial, VR, 5.247%,
7/26/30 (10) 15,000 14
Capital One Financial, VR, 5.468%,
2/1/29 (10) 75,000 71
Carvana, 12.00%, 12/1/28, (12.00% PIK) (1)
(11) 11,000 9

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana, 13.00%, 6/1/30, (13.00% PIK) (1)
(11) 17,000 13
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)
(11) 20,000 15
CBRE Services, 5.95%, 8/15/34  40,000 38
Celanese U.S. Holdings, 6.05%, 3/15/25  7,000 7
Celanese U.S. Holdings, 6.35%, 11/15/28  20,000 20
Centene, 2.50%, 3/1/31  60,000 46
Centene, 2.625%, 8/1/31  110,000 84
Charter Communications Operating,
5.125%, 7/1/49  15,000 11
Charter Communications Operating, 5.25%,
4/1/53  15,000 11
Charter Communications Operating, 5.75%,
4/1/48  20,000 16
Charter Communications Operating,
6.484%, 10/23/45  12,000 10
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  15,000 15
Citigroup, VR, 3.106%, 4/8/26 (10) 22,000 21
Citigroup, VR, 5.61%, 9/29/26 (10) 55,000 54
Citigroup, VR, 6.174%, 5/25/34 (10) 35,000 34
Citigroup, Series VAR, VR, 3.07%,
2/24/28 (10) 50,000 45
CNO Financial Group, 5.25%, 5/30/25  15,000 15
Columbia Pipelines Holding, 6.042%,
8/15/28 (1) 25,000 25
Comcast, 3.90%, 3/1/38  60,000 49
Corebridge Financial, 3.90%, 4/5/32  15,000 13
Crown Castle, 2.25%, 1/15/31  95,000 74
Crown Castle Towers, 3.663%, 5/15/25 (1) 85,000 81
CSL Finance, 4.05%, 4/27/29 (1) 25,000 23
CVS Health, 3.25%, 8/15/29  10,000 9
CVS Health, 5.05%, 3/25/48  84,000 70
CVS Health, 5.625%, 2/21/53  45,000 41
CVS Health, 5.875%, 6/1/53  25,000 23
Diamondback Energy, 6.25%, 3/15/53  25,000 24
Duke Energy, 5.00%, 8/15/52  105,000 87
Duke Energy, 6.10%, 9/15/53  55,000 53
Duke Energy Indiana, 5.40%, 4/1/53  15,000 14
Edison International, 4.95%, 4/15/25  5,000 5
Elevance Health, 5.125%, 2/15/53  20,000 18
Energy Transfer, 2.90%, 5/15/25  60,000 57
Enterprise Products Operating, 3.20%,
2/15/52  30,000 19
Equifax, 5.10%, 12/15/27  30,000 29
Equitable Holdings, 4.35%, 4/20/28  105,000 98
Exelon, 5.60%, 3/15/53  35,000 32
Fifth Third Bancorp, 2.375%, 1/28/25  10,000 10
Fifth Third Bancorp, 2.55%, 5/5/27  5,000 4
Fifth Third Bancorp, 3.95%, 3/14/28  12,000 11
Fifth Third Bancorp, VR, 4.772%,
7/28/30 (10) 15,000 14
Fifth Third Bancorp, VR, 6.339%,
7/27/29 (10) 20,000 20
Georgia Power, 4.95%, 5/17/33  45,000 42
GLP Capital, 3.35%, 9/1/24  10,000 10
Goldman Sachs Group, 3.50%, 11/16/26  70,000 65
Shares/Par $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group, VR, 1.542%,
9/10/27 (10) 50,000 44
Goldman Sachs Group, VR, 3.615%,
3/15/28 (10) 45,000 41
Goldman Sachs Group, VR, 4.482%,
8/23/28 (10) 20,000 19
Hasbro, 3.55%, 11/19/26  11,000 10
HCA, 2.375%, 7/15/31  20,000 15
HCA, 3.125%, 3/15/27  20,000 18
HCA, 3.375%, 3/15/29  5,000 4
HCA, 3.50%, 9/1/30  25,000 21
HCA, 5.375%, 9/1/26  11,000 11
HCA, 5.875%, 2/15/26  18,000 18
Healthcare Realty Holdings, 2.05%, 3/15/31  15,000 11
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 54
Humana, 4.875%, 4/1/30  42,000 40
Humana, 5.50%, 3/15/53  75,000 68
Hyundai Capital America, 5.50%,
3/30/26 (1) 10,000 10
Indiana Michigan Power, 5.625%, 4/1/53  5,000 5
Intercontinental Exchange, 4.35%, 6/15/29  40,000 38
Intuit, 5.50%, 9/15/53  25,000 24
JPMorgan Chase, VR, 1.578%, 4/22/27 (10) 35,000 31
JPMorgan Chase, VR, 2.182%, 6/1/28 (10) 60,000 53
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 10,000 8
JPMorgan Chase, VR, 2.739%,
10/15/30 (10) 23,000 19
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 69,000 57
JPMorgan Chase, VR, 3.54%, 5/1/28 (10) 25,000 23
Kilroy Realty, 4.375%, 10/1/25  13,000 12
Las Vegas Sands, 3.50%, 8/18/26  25,000 23
Lowe's, 4.25%, 4/1/52  25,000 18
Lowe's, 5.625%, 4/15/53  15,000 14
Lowe's, 5.75%, 7/1/53  15,000 14
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 161
Marriott International, 4.90%, 4/15/29  10,000 9
Marriott International, 5.00%, 10/15/27  30,000 29
Mars, 4.75%, 4/20/33 (1) 45,000 43
Marsh & McLennan, 2.25%, 11/15/30  15,000 12
Marsh & McLennan, 5.70%, 9/15/53  50,000 48
Mattel, 5.875%, 12/15/27 (1) 40,000 39
Merck, 5.00%, 5/17/53  25,000 23
Meta Platforms, 5.60%, 5/15/53  65,000 61
Micron Technology, 5.327%, 2/6/29  22,000 21
Micron Technology, 6.75%, 11/1/29  20,000 21
MidAmerican Energy, 5.85%, 9/15/54  20,000 20
Morgan Stanley, VR, 1.593%, 5/4/27 (10) 20,000 18
Morgan Stanley, VR, 4.431%, 1/23/30 (10) 25,000 23
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 95,000 91
Nasdaq, 6.10%, 6/28/63  10,000 9
Netflix, 6.375%, 5/15/29  55,000 57
NextEra Energy Capital Holdings, 2.44%,
1/15/32  35,000 27
NextEra Energy Capital Holdings, 3.00%,
1/15/52  35,000 21
NextEra Energy Capital Holdings, 5.00%,
7/15/32  15,000 14

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
NextEra Energy Capital Holdings, 5.25%,
2/28/53  15,000 13
NextEra Energy Capital Holdings, 5.749%,
9/1/25  25,000 25
NiSource, 5.25%, 3/30/28  10,000 10
Nissan Motor Acceptance, 1.85%,
9/16/26 (1) 15,000 13
Nissan Motor Acceptance, 6.95%,
9/15/26 (1) 5,000 5
NRG Energy, 4.45%, 6/15/29 (1) 15,000 13
Occidental Petroleum, 8.875%, 7/15/30  85,000 95
ONEOK, 5.80%, 11/1/30  15,000 15
ONEOK, 6.05%, 9/1/33  30,000 29
Pacific Gas & Electric, 2.10%, 8/1/27  20,000 17
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 30
Pacific Gas & Electric, 4.55%, 7/1/30  45,000 40
Pacific Gas & Electric, 5.90%, 6/15/32  10,000 9
Pacific Gas & Electric, 6.70%, 4/1/53  10,000 9
Pfizer Investment Enterprises, 4.75%,
5/19/33  30,000 28
Pfizer Investment Enterprises, 5.30%,
5/19/53  30,000 28
Pfizer Investment Enterprises, 5.34%,
5/19/63  40,000 36
Philip Morris International, 5.125%, 2/15/30  25,000 24
Pioneer Natural Resources, 5.10%, 3/29/26  15,000 15
PNC Financial Services Group, 2.55%,
1/22/30  15,000 12
PNC Financial Services Group, VR, 6.037%,
10/28/33 (10) 40,000 39
Public Storage Operating, 5.35%, 8/1/53  10,000 9
Realty Income, 3.95%, 8/15/27  17,000 16
Revvity, 1.90%, 9/15/28  35,000 29
Revvity, 2.25%, 9/15/31  15,000 12
Revvity, 3.30%, 9/15/29  14,000 12
Reynolds American, 4.45%, 6/12/25  5,000 5
Rogers Communications, 3.20%, 3/15/27  14,000 13
Rogers Communications, 3.80%, 3/15/32  25,000 21
Rogers Communications, 4.35%, 5/1/49  5,000 4
Rogers Communications, 4.55%, 3/15/52  129,000 94
Ross Stores, 1.875%, 4/15/31  45,000 34
Santander Holdings USA, VR, 2.49%,
1/6/28 (10) 12,000 10
Santander Holdings USA, VR, 6.499%,
3/9/29 (10) 6,000 6
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 43
SBA Tower Trust, 2.593%, 10/15/31 (1) 40,000 30
Sempra, 3.70%, 4/1/29  15,000 14
Southern, 5.20%, 6/15/33  60,000 57
Southern, 5.70%, 3/15/34  30,000 29
Southern California Edison, 5.70%, 3/1/53  20,000 19
Southern California Edison, Series D,
4.70%, 6/1/27  30,000 29
Sprint Capital, 6.875%, 11/15/28  45,000 47
Sprint Capital, 8.75%, 3/15/32  30,000 35
Standard Chartered, VR, 2.608%,
1/12/28 (1)(10) 200,000 177
Sutter Health, 5.164%, 8/15/33  15,000 14
Sutter Health, 5.547%, 8/15/53  10,000 10
Shares/Par $ Value
(Cost and value in $000s)
‡
T-Mobile USA, 5.75%, 1/15/54  85,000 78
T-Mobile USA, 6.00%, 6/15/54  15,000 14
Targa Resources Partners, 5.50%, 3/1/30  57,000 53
Targa Resources Partners, 6.875%, 1/15/29  10,000 10
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  5,000 4
Truist Financial, VR, 4.123%, 6/6/28 (10) 12,000 11
UBS Group, VR, 6.301%, 9/22/34 (1)(10) 200,000 195
UnitedHealth Group, 4.50%, 4/15/33  40,000 37
UnitedHealth Group, 5.05%, 4/15/53  60,000 54
UnitedHealth Group, 5.875%, 2/15/53  32,000 32
Utah Acquisition, 3.95%, 6/15/26  101,000 95
Utah Acquisition Sub, 5.25%, 6/15/46  5,000 4
Verizon Communications, 1.75%, 1/20/31  25,000 19
Verizon Communications, 2.55%, 3/21/31  54,000 43
Viatris, 3.85%, 6/22/40  42,000 27
Viatris, 4.00%, 6/22/50  25,000 15
Vistra Operations, 5.125%, 5/13/25 (1) 45,000 44
Vistra Operations, 6.95%, 10/15/33 (1) 15,000 15
Volkswagen Group of America Finance,
3.20%, 9/26/26 (1) 205,000 190
Walt Disney, 3.60%, 1/13/51  25,000 17
Warnermedia Holdings, 3.755%, 3/15/27  60,000 55
Wells Fargo, 4.30%, 7/22/27  35,000 33
Wells Fargo, VR, 2.393%, 6/2/28 (10) 115,000 101
Wells Fargo, VR, 2.572%, 2/11/31 (10) 225,000 182
Wells Fargo, VR, 2.879%, 10/30/30 (10) 100,000 84
Westlake, 1.625%, 7/17/29 (EUR)  100,000 88
Xcel Energy, 3.40%, 6/1/30  45,000 39
Total Corporate Bonds (Cost $8,885) 7,946
EQUITY MUTUAL FUNDS 7.7%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 223,982 6,915
T. Rowe Price Real Assets Fund - I Class (2) 459,105 6,014
Total Equity Mutual Funds (Cost $11,501) 12,929
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
State of Israel, Series 0347, 3.75%, 3/31/47
(ILS)  423,503 99
Total Foreign Government Obligations &
Municipalities (Cost $112) 99
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.6%
BBCMS Mortgage Trust, Series 2019-BWAY,
Class D, ARM, 1M TSFR + 2.274%, 7.606%,
11/25/34 (1) 25,000 9
BINOM Securitization Trust, Series 2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56 (1) 68,359 57
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B, ARM, 1M
TSFR + 3.141%, 8.473%, 6/15/27 (1) 100,000 100

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CIM Trust, Series 2021-INV1, Class A29,
CMO, ARM, 2.50%, 7/1/51 (1) 83,114 61
Commercial Mortgage Trust, Series 2016-
CR28, Class AHR, 3.651%, 2/1/49  26,386 25
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO, ARM,
SOFR30A + 1.114%, 6.429%, 2/25/30  9,785 10
Finance of America HECM Buyout,
Series 2022-HB2, Class A1A, ARM, 4.00%,
8/1/32 (1) 55,571 54
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 5,706 5
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 4,448 4
Great Wolf Trust, Series 2019-WOLF,
Class A, ARM, 1M TSFR + 1.148%, 6.48%,
12/15/36 (1) 40,000 40
Great Wolf Trust, Series 2019-WOLF, Class
C, ARM, 1M TSFR + 1.747%, 7.079%,
12/15/36 (1) 35,000 35
GS Mortgage-Backed Securities Trust,
Series 2021-GR1, Class A4, CMO, ARM,
2.50%, 11/25/51 (1) 82,124 60
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33 (1) 20,000 18
JPMorgan Mortgage Trust, Series 2020-5,
Class B2, CMO, ARM, 3.578%, 12/1/50 (1) 23,239 19
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A11, CMO, ARM, 1M TSFR +
0.944%, 6.00%, 8/25/50 (1) 6,161 6
JPMorgan Mortgage Trust, Series 2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50 (1) 8,214 7
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50 (1) 999 1
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50 (1) 1,997 2
JPMorgan Mortgage Trust, Series 2020-
LTV1, Class B1A, CMO, ARM, 3.273%,
6/25/50 (1) 28,089 23
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57 (1) 97,072 93
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51 (1) 83,707 61
OBX Trust, Series 2020-EXP1, Class 1A8,
CMO, ARM, 3.50%, 2/25/60 (1) 27,408 23
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.438%, 4/1/43  18,676 17
Sequoia Mortgage Trust, Series 2017-CH2,
Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 6,157 5
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/1/59 (1) 1,927 2
Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes,
Series 2020-DNA2, Class M2, CMO, ARM,
SOFR30A + 1.964%, 7.279%, 2/25/50 (1) 26,074 26
Structured Agency Credit Risk Debt Notes,
Series 2021-DNA2, Class M2, CMO, ARM,
SOFR30A + 2.30%, 7.615%, 8/25/33 (1) 23,000 23
Towd Point Mortgage Trust, Series 2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 6.434%, 10/25/59 (1) 28,287 28
Vista Point Securitization Trust, Series 2020-
2, Class A1, CMO, ARM, 1.475%,
4/25/65 (1) 23,039 21
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class B, 4.025%, 9/15/50  125,000 107
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR, Class A, ARM, 2.584%,
9/15/31 (1) 100,000 90
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $1,184) 1,032
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  1,198 112
Total Consumer Discretionary 112
Total Preferred Stocks (Cost $101) 112
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 6.9%
U.S. Government Agency
Obligations 5.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  12,204 11
3.00%, 12/1/42 - 4/1/43  60,482 52
3.50%, 8/1/42 - 3/1/44  84,192 75
4.00%, 8/1/40 - 8/1/45  40,168 37
4.50%, 6/1/39 - 5/1/42  40,267 38
5.00%, 1/1/24 - 8/1/40  13,554 12
6.00%, 10/1/32 - 8/1/38  3,384 3
7.00%, 6/1/32  527 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.842%, 4.091%, 1/1/37  1,307 1
RFUCCT1Y + 1.915%, 4.29%, 2/1/37  1,577 2
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  74,314 62
2.00%, 8/1/36 - 5/1/52  641,374 496
2.50%, 3/1/42 - 5/1/52  809,157 646
3.00%, 1/1/33 - 8/1/52  404,418 340
3.50%, 6/1/47 - 10/1/51  137,868 121
4.00%, 8/1/37 - 2/1/50  83,713 78
4.50%, 5/1/50  8,013 7
5.00%, 5/1/53  9,673 9
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  8,908 8
3.50%, 6/1/42 - 1/1/44  84,485 74
4.00%, 11/1/40  17,167 16

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.869%, 6.119%, 8/1/36  1,362 1
Federal National Mortgage Assn., CMO, IO,
6.50%, 2/25/32  357 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  250,887 205
2.00%, 5/1/36 - 4/1/52  2,443,981 1,900
2.50%, 1/1/32 - 9/1/52  1,404,751 1,143
3.00%, 6/1/27 - 10/1/51  692,250 593
3.50%, 11/1/32 - 1/1/52  355,175 313
4.00%, 7/1/35 - 9/1/52  333,522 305
4.50%, 7/1/39 - 8/1/52  191,462 178
5.00%, 3/1/34 - 7/1/53  162,170 159
5.50%, 12/1/34 - 3/1/53  74,570 75
6.00%, 4/1/33 - 9/1/53  233,318 232
6.50%, 7/1/32 - 5/1/40  18,333 19
7.00%, 4/1/32  168 —
UMBS, TBA (12)
2.00%, 10/1/38 - 10/1/53  360,000 285
2.50%, 10/1/53  205,000 163
3.00%, 10/1/53  305,000 252
3.50%, 10/1/53  260,000 224
4.00%, 10/1/53  195,000 174
4.50%, 10/1/53  160,000 147
5.00%, 10/1/53  215,000 203
5.50%, 10/1/53  140,000 135
6.50%, 10/1/53  130,000 131
8,925
U.S. Government Obligations 1.6%
Government National Mortgage Assn.
1.50%, 5/20/37  45,396 38
2.00%, 3/20/51 - 3/20/52  579,624 458
2.50%, 8/20/50 - 3/20/52  536,182 439
3.00%, 7/15/43 - 6/20/52  474,517 402
3.50%, 12/20/42 - 10/20/49  281,016 249
4.00%, 7/20/42 - 10/20/52  251,425 229
4.50%, 10/20/39 - 10/20/52  187,476 175
5.00%, 3/20/34 - 6/20/49  86,956 85
5.50%, 10/20/32 - 3/20/49  48,594 49
6.00%, 4/15/36 - 12/20/38  7,326 7
6.50%, 3/15/26 - 4/15/26  1,411 1
7.00%, 9/20/27 - 9/20/53  30,816 32
8.00%, 4/15/26  73 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  4,796 5
3.50%, 10/20/50  25,000 20
Government National Mortgage Assn.,
TBA (12)
2.00%, 10/20/53  35,000 28
2.50%, 10/20/53  40,000 33
5.00%, 10/20/53  45,000 43
5.50%, 10/20/52  255,000 247
6.00%, 10/20/53  40,000 40
6.50%, 10/20/53  55,000 55
2,635
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$12,843) 11,560
Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 7.8%
U.S. Treasury Obligations 7.8%
U.S. Treasury Bonds, 3.00%, 8/15/52  790,000 576
U.S. Treasury Bonds, 3.375%, 8/15/42  1,000,000 811
U.S. Treasury Bonds, 3.625%, 2/15/53  690,000 571
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 318
U.S. Treasury Bonds, 4.00%, 11/15/42 (13) 710,000 630
U.S. Treasury Bonds, 4.00%, 11/15/52  440,000 390
U.S. Treasury Notes, 0.625%, 12/31/27  765,000 647
U.S. Treasury Notes, 0.625%, 8/15/30  885,000 679
U.S. Treasury Notes, 0.75%, 8/31/26  400,000 356
U.S. Treasury Notes, 1.50%, 1/31/27  1,135,000 1,022
U.S. Treasury Notes, 1.875%, 2/15/32  455,000 370
U.S. Treasury Notes, 2.25%, 1/31/24  1,395,000 1,380
U.S. Treasury Notes, 2.75%, 2/15/24  205,000 203
U.S. Treasury Notes, 3.75%, 4/15/26  270,000 263
U.S. Treasury Notes, 3.875%, 1/15/26  1,100,000 1,074
U.S. Treasury Notes, 3.875%, 11/30/27  110,000 107
U.S. Treasury Notes, 3.875%, 12/31/27  505,000 489
U.S. Treasury Notes, 4.00%, 12/15/25  1,085,000 1,062
U.S. Treasury Notes, 4.00%, 2/15/26  320,000 313
U.S. Treasury Notes, 4.125%, 9/30/27  830,000 813
U.S. Treasury Notes, 4.125%, 8/31/30  285,000 277
U.S. Treasury Notes, 4.125%, 11/15/32  695,000 670
13,021
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $13,805) 13,021
SHORT-TERM INVESTMENTS 6.9%
Money Market Funds 6.9%
T. Rowe Price Treasury Reserve Fund,
5.40% (2)(14) 11,536,146 11,536
Total Short-Term Investments (Cost
$11,536) 11,536
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund,
5.40% (2)(14) 407,464 407
Total Investments in a Pooled Account
through Securities Lending Program with
JPMorgan Chase Bank 407
Total Securities Lending Collateral (Cost
$407) 407
Total Investments in Securities 101.6%
(Cost $145,563) $ 169,525
Other Assets Less Liabilities (1.6)% (2,702)
Net Assets 100.0% $ 166,823

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,119 and represents
2.5% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at September 30, 2023.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $416 and represents 0.2% of net assets.
(7) Level 3 in fair value hierarchy.
(8) When-issued security
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,160 and represents 1.3% of net assets.
(13) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
PIK Payment-in-kind
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar

T. ROWE PRICE Moderate Allocation Portfolio

.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Deutsche Bank, Protection Bought (Relevant Credit: Republic of Indonesia), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/28 53 — — —
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S15, 40 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 11/18/64 366 11 9 2
Total Bilateral Credit Default Swaps, Protection Bought 9 2
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/24 (EUR) * 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps 9 2
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S40, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/28 * 93 1 — 1
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S41, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/28 * 941 12 11 1
Protection Sold (Relevant Credit: Republic of Indonesia, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/28 * 66 — (1) 1
Protection Sold (Relevant Credit: United Mexican States, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/28 * 227 (2) (2) —
Total Centrally Cleared Credit Default Swaps, Protection Sold 3
Total Centrally Cleared Swaps 3
Net payments (receipts) of variation margin to date (4)
Variation margin receivable (payable) on centrally cleared swaps $ (1)
* Credit ratings as of September 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/19/23 ILS 175 USD 46 $ —
Bank of America 11/17/23 USD 184 PLN 775 7
Bank of America 11/24/23 USD 194 EUR 180 3
Barclays Bank 11/24/23 GBP 70 USD 85 —
Citibank 10/19/23 ILS 112 USD 30 —
Citibank 10/19/23 USD 292 ILS 1,081 9
Citibank 10/20/23 USD 139 AUD 217 (1)
Citibank 11/24/23 GBP 155 USD 190 (1)
Citibank 1/17/24 USD 95 KRW 125,720 1
Deutsche Bank 10/20/23 NZD 160 USD 97 (1)
Deutsche Bank 11/24/23 SEK 1,030 USD 94 1
Deutsche Bank 1/17/24 USD 94 KRW 125,350 1
JPMorgan Chase 10/19/23 ILS 26 USD 7 —
JPMorgan Chase 10/19/23 ILS 91 USD 24 —
State Street 10/19/23 ILS 78 USD 20 —
State Street 10/19/23 ILS 58 USD 15 —
State Street 10/20/23 USD 142 AUD 222 (2)
State Street 11/24/23 EUR 80 USD 84 —
State Street 11/24/23 USD 179 EUR 165 4
State Street 11/24/23 USD 282 GBP 225 8
State Street 11/24/23 USD 93 SEK 1,030 (1)
UBS Investment Bank 10/19/23 ILS 52 USD 14 —
UBS Investment Bank 10/19/23 ILS 49 USD 13 —
UBS Investment Bank 10/20/23 USD 95 NZD 160 (1)
UBS Investment Bank 11/17/23 PLN 775 USD 176 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ 28

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 23 Euro BOBL contracts 12/23 2,815 $ (19)
Short, 5 Euro BUXL thirty year bond contracts 12/23 (647) 24
Long, 66 U.S. Treasury Notes five year contracts 12/23 6,954 (34)
Long, 3 U.S. Treasury Notes ten year contracts 12/23 324 —
Short, 25 U.S. Treasury Notes two year contracts 12/23 (5,068) 25
Short, 10 Ultra U.S. Treasury Bonds contracts 12/23 (1,187) 67
Long, 1 Ultra U.S. Treasury Notes ten year contracts 12/23 112 —
Net payments (receipts) of variation margin to date (53)
Variation margin receivable (payable) on open futures contracts $ 10

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 4.83%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 7.09%  (100) (78) 291
T. Rowe Price Institutional Emerging Markets Equity Fund  (134) (73) —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.96%  — 8 24
T. Rowe Price Institutional High Yield Fund - Institutional Class, 8.23%  (211) 347 482
T. Rowe Price International Bond Fund - I Class, 3.30%  (1,074) 967 70
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.12%  — (14) 58
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 4.83%  — 1 —
T. Rowe Price Real Assets Fund - I Class  — (158) —
T. Rowe Price Government Reserve Fund, 5.40% — — —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 451
Affiliates not held at period end (192) 201 —
Totals $ (1,711)# $ 1,201 $ 1,376+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Inflation Protected Bond Fund - I Class, 4.83%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional Emerging Markets Bond Fund, 7.09%  6,935 290 375 6,772
T. Rowe Price Institutional Emerging Markets Equity Fund  7,172 350 534 6,915
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.96%  359 24 — 391
T. Rowe Price Institutional High Yield Fund - Institutional Class, 8.23%  9,978 481 1,311 9,495
T. Rowe Price International Bond Fund - I Class, 3.30%  6,438 70 4,374 3,101
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.12%  — 3,359 — 3,345
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 4.83%  6 — — 7
T. Rowe Price Real Assets Fund - I Class  4,767 1,405 — 6,014
T. Rowe Price U.S. Large-Cap Core Fund - I Class  2,483 — 2,684 —
T. Rowe Price Government Reserve Fund, 5.40% 424  ¤  ¤ 407
T. Rowe Price Treasury Reserve Fund, 5.40% 10,661  ¤  ¤ 11,536
Total $ 47,989^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $1,376 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $50,711.

T. ROWE PRICE Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Moderate Allocation Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 36,102 $ — $ 36,102
Bond Mutual Funds 23,117 — — 23,117
Common Stocks 65,556 19,441 71 85,068
Convertible Bonds — — 1 1
Convertible Preferred Stocks — — 253 253
Equity Mutual Funds 12,929 — — 12,929
Preferred Stocks — 112 — 112
Short-Term Investments 11,536 — — 11,536
Securities Lending Collateral 407 — — 407
Total Securities 113,545 55,655 325 169,525
Swaps* — 14 — 14
Forward Currency Exchange Contracts — 35 — 35
Futures Contracts* 116 — — 116
Total $ 113,661 $ 55,704 $ 325 $ 169,690
Liabilities
Forward Currency Exchange Contracts $ — $ 7 $ — $ 7
Futures Contracts* 53 — — 53
Total $ 53 $ 7 $ — $ 60
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Moderate Allocation Portfolio

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E304-054Q3 09/23